Fixed Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Fixed Assets

Note 9 – Fixed Assets

Fixed assets consist of the following at September 30, 2023 and December 31, 2022, respectively:

	September 30,	December 31,
	2023	2022
Land	$138,248	$138,248
Buildings	473,971	473,971
Office equipment	30,902	30,902
Furniture and fixtures	6,495	6,495
Equipment and machinery	1,828,006	423,547
	2,477,622	1,073,163
Less: accumulated depreciation	(110,205)	(84,627)
Total	$2,367,417	$988,536

Depreciation and amortization expense totaled $25,578 and $34,540 for the nine months ended September 30, 2023 and 2022, respectively.

Note 10 – Fixed Assets

Fixed assets consist of the following at December 31, 2022 and 2021, respectively:

	December 31,	December 31,
	2022	2021
Land	$138,248	$138,248
Buildings	473,971	473,971
Office equipment	30,902	56,502
Furniture and fixtures	6,495	34,409
Equipment and machinery	423,547	383,829
	1,073,163	1,086,959
Less: accumulated depreciation	(84,627)	(83,946)
Total	$988,536	$1,003,013

On August 15, 2022, the Company, through its wholly-owned subsidiary, OWP Ventures, Inc., sold its office furniture and equipment with a net book value of $15,391 for gross proceeds of $6,350, resulting in a loss on the disposal of fixed assets of $9,041, which represented the proceeds received, less the net book value at the time of disposal.

On November 30, 2021, the Company disposed of a building that was damaged in a storm at the Popayán farm. No proceeds were received on the disposal, resulting in a loss on disposal of fixed assets of $53,925, which represented the net book value at the time of disposal.

On July 27, 2021, the Company sold a truck previously used at the Popayán farm. The Company received proceeds of $5,125 on the sale, resulting in a loss on disposal of fixed assets of $2,064, which represented the net book value at the time of disposal.

On July 1, 2021, the Company disposed of equipment used at the Popayán farm that is no longer in service. No proceeds were received on the disposals, resulting in a loss on disposal of fixed assets of $15,498, which represented the net book value at the time of disposal.

Depreciation and amortization expense totaled $42,287 and $40,321 for the years ended December 31, 2022 and 2021, respectively.